Income Taxes - Components of Income Tax Provision (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Consolidated current income tax provision			$ 0	$ 0
Consolidated deferred income tax provision			0	0
Consolidated income tax expense (benefit)	$ 0	$ 0	0	0
Continuing operations	$ 0	$ 0	0	0
Discontinued operations			$ 0	$ 0
Effective tax rate for continuing operations	0.00%		0.00%	0.00%